SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Nov. 02, 2020 USD ($) $ / shares shares	Sep. 02, 2020 USD ($) $ / shares shares	Aug. 06, 2019 USD ($)	Jul. 24, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 ₪ / shares shares	Dec. 31, 2019 ₪ / shares shares
Disclosure of detailed information about business combination [line items]
Increase in equity						$ 27,448
Ordinary shares issued | shares	3,920,000	5,882,353						35,600,088	25,754,297
Ordinary shares per share | (per share)	$ 2.50	$ 1.70						₪ 0.02	₪ 0.02
Ordinary shares and pre-funded warrants amount	$ 12,000	$ 10,000
Pre-funded warrants | shares	883,534
Pre-funded warrant per share | $ / shares	$ 2.49
Exercise price per warrant | $ / shares	$ 0.01
Proceeds from exercise of options					$ 59		$ 9
Share premium and other capital reserve
Disclosure of detailed information about business combination [line items]
Increase in equity			$ 17,406	$ 165		17,406
Non-controlling Interests
Disclosure of detailed information about business combination [line items]
Increase in equity			10,042	156		$ 10,042
Lavie Bio Ltd [Member]
Disclosure of detailed information about business combination [line items]
Equity Investment			$ 10,000
Ownership percentage			72.16%
Ownership percentage held by other entity in subsidiary			27.84%
AgPlenus Ltd [Member]
Disclosure of detailed information about business combination [line items]
Proceeds from exercise of options				$ 36,520
Non-controlling interest				1.66%